Reportable Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Reportable Segment Financial Information

(millions of dollars)	2017
	The Americas Group	Consumer Brands Group	Performance Coatings Group	Administrative	Consolidated Totals
Net external sales	$9,117	$2,155	$3,706	$6	$14,984
Intersegment transfers	6	3,162	22	(3,190)	—
Total net sales and intersegment transfers	$9,123	$5,317	$3,728	$(3,184)	$14,984
Segment profit	$1,769	$226	$299		$2,294
Interest expense				$(263)	(263)
Administrative expenses and other				(503)	(503)
Income from continuing operations before income taxes	$1,769	$226	$299	$(766)	$1,528
Reportable segment margins	19.4%	4.3%	8.0%
Identifiable assets	$4,359	$5,839	$8,300	$1,460	$19,958
Capital expenditures	69	95	37	22	223
Depreciation	75	92	69	49	285

	2016
	The Americas Group	Consumer Brands Group	Performance Coatings Group	Administrative	Consolidated Totals
Net external sales	$8,377	$1,528	$1,946	$5	$11,856
Intersegment transfers	39	2,775	15	(2,829)
Total net sales and intersegment transfers	$8,416	$4,303	$1,961	$(2,824)	$11,856
Segment profit	$1,606	$301	$257		$2,164
Interest expense				$(154)	(154)
Administrative expenses and other				(415)	(415)
Income from continuing operations before income taxes	$1,606	$301	$257	$(569)	$1,595
Reportable segment margins	19.1%	7.0%	13.1%
Identifiable assets	$2,148	$2,005	$818	$1,782	$6,753
Capital expenditures	100	99	19	$21	239
Depreciation	76	47	20	$29	172

	2015
	The Americas Group	Consumer Brands Group	Performance Coatings Group	Administrative	Consolidated Totals
Net external sales	$7,840	$1,578	$1,916	$5	$11,339
Intersegment transfers	40	2,736	5	(2,781)	—
Total net sales and intersegment transfers	$7,880	$4,314	$1,921	$(2,776)	$11,339
Segment profit	$1,452	$309	$202		$1,963
Interest expense				$(62)	(62)
Administrative expenses and other				(352)	(352)
Income from continuing operations before income taxes	$1,452	$309	$202	$(414)	$1,549
Reportable segment margins	18.4%	7.2%	10.5%
Identifiable assets	$2,037	$1,925	$814	$1,003	$5,779
Capital expenditures	132	60	21	21	234
Depreciation	72	47	25	26	170